SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

17.	SUBSEQUENT EVENTS
Subsequent events have been evaluated through November 15, 2021, the date at which the condensed consolidated financial statements were available to be issued, and the Company has concluded that no such events or transactions took place that would require disclosure herein except as stated directly below.
Registered Notes Offering
On October 13, 2021, Greenidge completed a registered public offering of $55.2 million of the Company’s 8.50% Senior Notes due 2026 (the “Notes”). The Notes are senior unsecured obligations of the Company and rank equal in right of payment with the Company’s existing and future senior unsecured indebtedness. The Company received net proceeds after discounts and commissions, but before expenses and payment of the structuring fee, of approximately $53.3 million. The Company intends to use the net proceeds from the offering of the Notes for general corporate purposes, including funding capital expenditures, future acquisitions, investments and working capital and repaying indebtedness.
Purchase of South Carolina Property
In October 2021, a subsidiary of Greenidge entered into a Purchase and Sale Agreement (the “LSC Agreement”) with a subsidiary of LSC Communications, Inc. (the “Seller”), a Delaware corporation, pursuant to which Greenidge has agreed to purchase from the seller two parcels of land containing approximately 175 acres of land located in Spartanburg, South Carolina, including over
750,000
square feet of industrial buildings (the “Property”). As previously disclosed, LSC Communications, Inc. is a portfolio company of private investment funds managed by Atlas Holdings LLC. Greenidge’s controlling shareholder consists of certain funds associated with Atlas Holdings LLC.
The purchase price of the Property is $15.0 million (the “Purchase Price”). Under the terms of the LSC Agreement, Greenidge has deposited $2.5 million in escrow, with such amount to be applied at closing to the Purchase Price. The transaction is expected to close in early December 2021. The LSC Agreement contains customary representations, warranties and covenants of the parties and closing conditions as well as other customary provisions. Greenidge expects to finance the Purchase Price with cash on hand.
Equity Purchase Agreement with B. Riley Principal Capital, LLC
As discussed in Note 9, on September 15, 2021, Greenidge entered into the Purchase Agreement with the Investor pursuant to which Greenidge has the right to “put” or sell to the Investor up to $500 million of shares of class A common stock, subject to certain limitations and conditions set forth in the Purchase Agreement, from time to time during the term of the Purchase Agreement. Following the effectiveness of Greenidge’s registration statement
(File No. 333-259637)
on Form
S-1
on October 6, 2021 relating to the resale of 3,500,000 shares of class A common stock in connection with the Purchase Agreement, the Company began selling shares of class A common stock to the Investor from time to time. Through November
12
, 2021, Greenidge sold 1,977,500 shares of class A common stock to the Investor for proceeds of approximately $47.9 million, net of discounts.
ERCOT Market Data Centers
In October 2021, we entered into an agreement with a portfolio company of private investment funds managed by Atlas giving us an exclusive right of first refusal at multiple power generation sites comprising over 1,000MW of power generation assets in the ERCOT market. The agreement gives us the exclusive right of first refusal to develop data centers at any current or future power generation sites controlled by the counterparty in the ERCOT market until January 2023. Greenidge’s controlling shareholder consists of certain funds associated with Atlas Holdings LLC.

11.	SUBSEQUENT EVENTS
In January 2021, GC merged into GG and GC was subsequently dissolved.
In January 2021, Greenidge Generation Holdings Inc. (“GGHI”) was formed in the state of Delaware. GGHI has the authority to issue 200,000,000 shares of common stock, $0.0001 par value per share, and 20,000,000 shares of preferred stock, $0.0001 par value per share.
After the formation of GGHI, the equity holders of GGH entered into an asset contribution and exchange agreement in which the holders’ equity interests and outstanding notes payable balances were contributed into GGHI in exchange for 7,000,000 shares of GGHI common stock (28,000,000 shares of GGHI Class B Common Stock after a 4-for-1 stock split that occurred in March 2021).
In January 2021, GGHI completed a private placement offering in which 1,620,000 shares of series A redeemable convertible preferred stock was sold at $25 per share. Total net proceeds from the private placement offering were $37,590.
In February 2021, GGHI adopted an equity incentive plan and reserved 957,778 shares of common stock (3,831,112 shares of Class A Common Stock after a 4-for-1 stock split that occurred in March 2021) for issuance under the plan.
On March 19, 2021, the Company entered into a definitive agreement and plan of merger for a business combination with Support.com, Inc., a Delaware corporation (NASDAQ: SPRT).
On March 19, 2021, the Company and the its largest equity member and its affiliates entered into an arrangement pursuant to which Greenidge agreed, upon request, to direct its bank to issue new letters of credit to replace all or a portion of the letters of credit provided by the largest equity member and certain of its affiliates, upon the consummation of a potential investment in, financing of, or sale of any assets or equity or debt securities of the Company, which results in net proceeds to the Company of at least $10,000,000.
In May 2021, the Company entered into equipment financing agreements to finance miner equipment purchases totaling $13,947 with a third-party.
The terms of the financing agreements require interest at 15% per annum. The notes require variable amounts of interest only payments for the first six to eight months of each agreement and variable payments of monthly principal and interest through the maturity date in
October 2023
. The notes are secured by the purchased equipment.
Subsequent events have been evaluated through August 6, 2021, the date at which the consolidated financial statements were available to be issued, and the Company has concluded that no such events or transactions took place that would require disclosure herein except as stated directly above.